ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2022
ACCOUNTING POLICIES
FUNCTIONAL AND PRESENTATION CURRENCY

3.1. FUNCTIONAL AND PRESENTATION CURRENCY

The consolidated financial statements are presented in Brazilian reais. However, the functional currency of Cosan Limited (the predecessor of the Company) is the U.S. dollar. The functional currency of Cosan S.A. is the Brazilian reais, which is the currency of the primary economic environment in which Cosan S.A. and its subsidiaries and jointly-controlled entity, located in Brazil, operate and generate and expend cash. The functional currency of subsidiaries located outside Brazil is the U.S. dollar, British pound or the Euro. All amounts have been rounded to the nearest thousand, unless otherwise indicated.

Monetary assets and liabilities denominated and calculated in foreign currencies at the reporting date are converted into the functional currency using the current foreign exchange rate. Non-monetary assets and liabilities measured at fair value in a foreign currency are converted into the functional currency using the foreign exchange rate in effect on the date the fair value was determined. Non-monetary items measured in a foreign currency based on historical cost are converted at the foreign exchange rate on the transaction date. Foreign currency differences resulting from conversions are generally accounted for in profit or loss.

Assets and liabilities arising from international operations, including goodwill and fair value adjustments resulting from the acquisition of a business, are converted into Reais at the reporting date using the foreign exchange rates in effect at the time. Income and expenses from international operations are converted into Reais using the foreign exchange rates in effect on the dates of the transactions.

Foreign currency differences are recognized and presented in other comprehensive income in equity. However, if the foreign operation is a non-wholly owned subsidiary, then the relevant proportion of the translation difference is allocated to non-controlling interests. When a foreign operation is disposed of, or significant influence is lost, the amount accumulated in the translation reserve related to that foreign operation is reclassified to finance results as part of the gain or loss on disposal.

The following table presents the foreign exchange rate, expressed in Reais for the years indicated, as informed by the Central Bank of Brazil:

Currency	December 31, 2022	December 31, 2021	December 31, 2020
Dollar (U.S.$)	BRL 5.22	BRL 5.58	BRL 5.20
Pound Sterling (£)	BRL 6.28	BRL 7.52	BRL 7.10
Euro (€)	BRL 5.57	BRL 6.32	BRL 6.38
Yen (¥)	BRL 0.04	BRL 0.05	BRL 0.05

USE OF JUDGMENTS AND ESTIMATES

3.2. USE OF JUDGMENTS AND ESTIMATES

In preparing these financial statements, Management used judgments and estimates that affect the application of the Cosan Group's accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Underlying estimates and assumptions are continually reviewed and recognized prospectively, when applicable. Information on critical judgments, assumptions and estimates of uncertainties in the application of accounting policies that have a more significant effect on the amounts recognized in the financial statements are included in the following notes:

  Note 5.5 – Leases: When assessing the lease term, whether the Company is reasonably certain to exercise extension options and estimate the incremental rate on loans, prepared using observable data (such as market interest rates), when available, and considering in this estimate aspects that are specific to the Company (such as the credit rating).
  Note 5.7 – Trade Receivables: Measurement of expected credit losses for accounts receivable and contractual assets is a significant estimate. The main assumptions used are in determining the weighted average expected loss rate.
  Note 5.10 – Sectorial financial assets and liabilities: Regulatory deferral accounts at the end of the concession will be indemnified to distributors or returned to users within a period of 12 months before the end of the concession period. The balance comprises: (i) the previous cycle (under amortization), which represents the balance ratified by ARSESP already included in the tariff, and (ii) the cycle being constituted, which are the differences that will be ratified by regulatory agency in the next tariff adjustment.
  Note 5.11 – Recognized fair value measurements: When the fair value of financial assets and liabilities recorded in the consolidated financial statements cannot be derived from active markets, their fair value is determined using valuation techniques including the discounted cash flow model. The inputs to these models are taken from observable markets where possible, but where this is not feasible, a degree of judgment is required in determining fair values. Judgment is required in the determination of inputs such as liquidity risk, credit risk and volatility. Changes in assumptions on these factors could affect the reported fair value of financial instruments.
  Note 8.3 – Acquisition of subsidiaries: In measuring the fair values of acquisitions, valuation techniques were used considering market prices for similar items, discounted cash flow, among others.
  Note 9 – Investment in joint venture: The joint venture agreement require unanimous consent from all parties for all relevant activities. The two partners have direct rights to the assets of the partnership and are jointly and severally liable for the liabilities incurred by the partnership. This entity is therefore classified as a joint venture and the Company recognizes its interest in the joint venture using the equity method.
  Notes 10.1 and 10.2 – Property, plant and equipment, and intangible assets and goodwill: The calculation of depreciation and amortization of intangible assets and property, plant and equipment are based on estimated useful lives. In addition, the determination of the fair value of intangible assets and property, plant and equipment acquired in a business combination or arising from the formation of a Joint Venture is a significant estimate.

  Notes 10.5 – Investment properties: Investment properties are initially measured at cost, including transaction costs. After initial recognition, investment properties are measured at fair value, which reflects market conditions at the statement of financial position date, with changes recognized in profit or loss. The portfolio is assessed annually by external experts, and is periodically reviewed by internal professionals technically qualified to carry out this type of assessment.

  Note 11 – Commitments: We have entered into commercial property leases in relation to our investment property portfolio. We have determined, based on an evaluation of the terms and conditions of the arrangements, such as the lease term not constituting a substantial portion of the economic life of the commercial property and the present value of the minimum lease payments not amounting to substantially all of the fair value of the commercial property, that we retain all the significant risks and rewards of ownership of these properties and account for the contracts as operating leases.

  Note 14 – Income tax: A deferred tax asset is recognized for loss carryforwards to the extent that it is probable that future taxable income will be generated to use such losses. Significant judgment is required to determine the amount of deferred tax assets that can be recognized, based upon the timing and the level of future taxable income together with tax planning strategies.
  Note 15 - Provisions for legal proceedings: Assessment of lawsuits and the recognition and measurement of provisions and contingencies: main assumptions about the probability and magnitude of outflows of funds.
  Note 22 – Post-employment benefits: The cost of defined benefit pension plans and other post-employment benefits and the present value of the pension obligation is determined using actuarial valuations. An actuarial valuation involves the use of various assumptions which may differ from actual results in the future. These include the determination of the discount rate, future salary increases, mortality rates and future pension increases. A defined benefit obligation is highly sensitive to changes in these assumptions. All assumptions are reviewed by management at each reporting date.
  Note 23 – Share-based payment: Estimating the fair value of share-based payments requires determining the most appropriate valuation model for granting equity instruments, which depends on the terms and conditions of the grant. This also requires determining the most appropriate data for the valuation model, including the expected life of the option, volatility and dividend yield and corresponding assumptions.